Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2011
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDPX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCPX

Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
GLOBAL DIVERSIFIED INCOME FUND
Supplement dated March 14, 2011
to the Class P Prospectus
for Principal Funds, Inc.
dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

GLOBAL DIVERSIFIED INCOME FUND

Delete the Average Annual Operating Expenses table on page 32 and substitute:

Delete the Example table on page 32 and substitute:

Estimated for the year ended October 31, 2011
Annual Fund Operating Expenses	Global Diversified Income Fund Class P Shares
Management Fees	0.79%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	0.99%

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global Diversified Income Fund Class P Shares	101	331

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Class P Prospectus
for Principal Funds, Inc.
dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

GLOBAL DIVERSIFIED INCOME FUND

Delete the Average Annual Operating Expenses table on page 32 and substitute:

Delete the Example table on page 32 and substitute:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Estimated for the year ended October 31, 2011
Global Diversified Income Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331

MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
MIDCAP BLEND FUND
Supplement dated March 14, 2011
to the Class P Prospectus
for Principal Funds, Inc.
dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

MIDCAP BLEND FUND

Delete the Average Annual Total Returns table on page 14 and substitute:

Average Annual Total Returns
Average Annual Total Returns MidCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class P Shares	Class P Return Before Taxes	23.16%	5.81%	6.86%
Class P Shares After Taxes on Distributions	Class P Return After Taxes on Distributions	22.24%	4.79%	6.12%
Class P Shares After Taxes on Distributions and Sales	Class P Return After Taxes on Distribution and Sale of Fund Shares	16.25%	4.84%	5.89%
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
to the Class P Prospectus
for Principal Funds, Inc.
dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

MIDCAP BLEND FUND

Delete the Average Annual Total Returns table on page 14 and substitute:

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
MidCap Blend Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
MidCap Blend Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.86%
MidCap Blend Fund | Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.12%
MidCap Blend Fund | Class P Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%